Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Statement of Operations

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$462,462	$1,142,101	$—	$1,604,563
Onboard and other	—	190,115	481,568	—	671,683

Total revenue	—	652,577	1,623,669	—	2,276,246

Cruise operating expense
Commissions, transportation and other	—	122,881	287,650	—	410,531
Onboard and other	—	45,846	128,070	—	173,916
Payroll and related	—	85,889	207,170	—	293,059
Fuel	—	98,288	185,390	—	283,678
Food	—	39,942	85,865	—	125,807
Other	—	54,440	137,002	—	191,442

Total cruise operating expense	—	447,286	1,031,147	—	1,478,433

Other operating expense
Marketing, general and administrative	—	96,269	154,914	—	251,183
Depreciation and amortization	—	56,049	133,488	—	189,537

Total other operating expense	—	152,318	288,402	—	440,720

Operating income	—	52,973	304,120	—	357,093

Non-operating income (expense)
Interest expense, net	(106,630)	(29,577)	(160,353)	106,630	(189,930)
Management fee	106,630	—	—	(106,630)	—
Other income (expense)	2,036	91	(734)	—	1,393
Equity in earnings of subsidiaries	166,520	—	—	(166,520)	—

Total non-operating income (expense)	168,556	(29,486)	(161,087)	(166,520)	(188,537)

Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556

Comprehensive income
Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556
Total other comprehensive income	2,175	(5,985)	(10,417)	16,402	2,175

Total comprehensive income	$170,731	$17,502	$132,616	$(150,118)	$170,731

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$443,691	$1,119,672	$—	$1,563,363
Onboard and other	—	196,630	459,331	—	655,961

Total revenue	—	640,321	1,579,003	—	2,219,324

Cruise operating expense
Commissions, transportation and other	—	117,159	293,550	—	410,709
Onboard and other	—	53,117	116,212	—	169,329
Payroll and related	—	87,192	203,630	—	290,822
Fuel	—	89,091	154,412	—	243,503
Food	—	38,550	86,383	—	124,933
Other	—	73,776	154,804	—	228,580

Total cruise operating expense	—	458,885	1,008,991	—	1,467,876

Other operating expense
Marketing, general and administrative	—	94,472	156,879	—	251,351
Depreciation and amortization	—	55,939	128,046	—	183,985

Total other operating expense	—	150,411	284,925	—	435,336

Operating income	—	31,025	285,087	—	316,112

Non-operating income (expense)
Interest expense, net	(83,575)	(30,470)	(159,717)	83,575	(190,187)
Management fee	83,575	—	—	(83,575)	—
Other income (expense)	2,329	52	(1,447)	—	934
Equity in earnings of subsidiaries	124,530	—	—	(124,530)	—

Total non-operating income (expense)	126,859	(30,418)	(161,164)	(124,530)	(189,253)

Net income	$126,859	$607	$123,923	$(124,530)	$126,859

Comprehensive income
Net income	$126,859	$607	$123,923	$(124,530)	$126,859
Total other comprehensive income	(24,103)	(13,297)	(23,389)	36,686	(24,103)

Total comprehensive income	$102,756	$(12,690)	$100,534	$(87,844)	$102,756

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$458,763	$953,022	$—	$1,411,785
Onboard and other	—	193,075	407,268	—	600,343

Total revenue	—	651,838	1,360,290	—	2,012,128

Cruise operating expense
Commissions, transportation and other	—	129,744	249,788	—	379,532
Onboard and other	—	51,941	101,196	—	153,137
Payroll and related	—	83,272	182,118	—	265,390
Fuel	—	82,071	125,139	—	207,210
Food	—	39,164	74,900	—	114,064
Other	—	73,044	154,799	—	227,843

Total cruise operating expense	—	459,236	887,940	—	1,347,176

Other operating expense
Marketing, general and administrative		106,529	157,623	—	264,152
Depreciation and amortization	—	56,027	114,164	—	170,191

Total other operating expense	—	162,556	271,787	—	434,343

Operating income	—	30,046	200,563	—	230,609

Non-operating income (expense)
Interest expense, net	(107,631)	(29,854)	(143,818)	107,631	(173,672)
Management fee	107,631	—	—	(107,631)	—
Other expense	(33,497)	(192)	(262)	—	(33,951)
Equity in earnings of subsidiaries	56,483	—	—	(56,483)	—

Total non-operating income (expense)	22,986	(30,046)	(144,080)	(56,483)	(207,623)

Net income	$22,986	$—	$56,483	$(56,483)	$22,986

Comprehensive income
Net income	$22,986	$—	$56,483	$(56,483)	$22,986
Total other comprehensive income	2,010	(1,187)	(1,878)	3,065	2,010

Total comprehensive income	$24,996	$(1,187)	$54,605	$(53,418)	$24,996

Condensed Consolidating Balance Sheet

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,462	$38,038	$—	$45,500
Accounts receivable, net	—	1,747	13,315	—	15,062
Due from Affiliate	2,457,348	—	—	(2,457,348)	—
Inventories	—	13,445	26,236	—	39,681
Prepaid expenses and other assets	18,003	2,272	44,411	—	64,686

Total current assets	2,475,351	24,926	122,000	(2,457,348)	164,929
Property and equipment, net	—	1,182,926	3,777,216	—	4,960,142
Goodwill and tradenames	602,792	—	8,538	—	611,330
Other long-term assets	61,070	—	140,956	—	202,026
Investment in subsidiaries	385,453	—	—	(385,453)	—

Total assets	$3,524,666	$1,207,852	$4,048,710	$(2,842,801)	$5,938,427

Liabilities and Shareholders’ Equity
Current liabilities:
Current portion of long-term debt	$53,543	$—	$167,690	$—	$221,233
Accounts payable	—	884	78,242	—	79,126
Accrued expenses and other liabilities	47,224	47,325	136,491	—	231,040
Due to Affiliate	—	691,216	1,826,029	(2,457,348)	59,897
Advance ticket sales	—	—	353,793	—	353,793

Total current liabilities	100,767	739,425	2,562,245	(2,457,348)	945,089
Long-term debt	1,388,469	—	1,375,651	—	2,764,120
Due to Affiliate	—	—	147,364	—	147,364
Other long-term liabilities	16,646	4,608	41,816	—	63,070

Total liabilities	1,505,882	744,033	4,127,076	(2,457,348)	3,919,643

Commitments and contingencies
Shareholders’ equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,335,563	379,946	235,788	(615,734)	2,335,563
Accumulated other comprehensive loss	(17,619)	—	(9,747)	9,747	(17,619)
Retained earnings (deficit)	(299,185)	83,849	(392,225)	308,376	(299,185)

Total shareholders’ equity	2,018,784	463,819	(78,366)	(385,453)	2,018,784

Total liabilities and shareholders’ equity	$3,524,666	$1,207,852	$4,048,710	$(2,842,801)	$5,938,427

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,133	$51,793	$—	$58,926
Accounts receivable, net	—	1,852	6,307	—	8,159
Due from Affiliate	2,451,062	—	—	(2,451,062)	—
Inventories	—	10,983	25,251	—	36,234
Prepaid expenses and other assets	13,287	5,840	29,697	—	48,824

Total current assets	2,464,349	25,808	113,048	(2,451,062)	152,143
Property and equipment, net	—	1,227,082	3,413,011	—	4,640,093
Goodwill and tradenames	602,792	—	—	—	602,792
Other long-term assets	56,972	—	110,411	—	167,383
Investment in subsidiaries	215,969	—	—	(215,969)	—

Total assets	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

Liabilities and Shareholders’ Equity
Current liabilities:
Current portion of long-term debt	$46,029	$—	$154,553	$—	$200,582
Accounts payable	—	608	79,719	—	80,327
Accrued expenses and other liabilities	26,815	44,556	136,731	—	208,102
Due to Affiliate	—	764,978	1,689,047	(2,451,062)	2,963
Advance ticket sales	—	—	325,472	—	325,472

Total current liabilities	72,844	810,142	2,385,522	(2,451,062)	817,446
Long-term debt	1,401,563	—	1,435,936	—	2,837,499
Other long-term liabilities	21,212	2,416	39,375	—	63,003

Total liabilities	1,495,619	812,558	3,860,833	(2,451,062)	3,717,948

Commitments and contingencies
Shareholders’ equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,331,973	379,946	231,495	(611,441)	2,331,973
Accumulated other comprehensive loss	(19,794)	—	(8,418)	8,418	(19,794)
Retained earnings (deficit)	(467,741)	60,362	(535,258)	474,896	(467,741)

Total shareholders’ equity	1,844,463	440,332	(224,363)	(215,969)	1,844,463

Total liabilities and shareholders’ equity	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

Condensed Consolidating Statement of Cash Flows

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2012

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$168,556	$23,487	$143,033	$(166,520)	$168,556
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,625	56,050	148,462	—	216,137
Loss on derivatives	1,945	—	—	—	1,945
Write-off of deferred financing fees	918	—	1,440	—	2,358
Share-based compensation expense	—	—	5,160	—	5,160
Premium on debt issuance	6,000	—	—	—	6,000
Equity in earnings of subsidiaries	(166,520)	—	—	166,520	—
Changes in operating assets and liabilities:
Accounts receivable, net	—	105	(4,697)	—	(4,592)
Inventories	—	(2,462)	(985)	—	(3,447)
Prepaid expenses and other assets	1,245	3,568	(8,303)	—	(3,490)
Accounts payable	—	276	(1,504)	—	(1,228)
Accrued expenses and other liabilities	(9,052)	(68,801)	74,746	—	(3,107)
Advance ticket sales	—	—	14,302	—	14,302

Net cash provided by operating activities	14,717	12,223	371,654	—	398,594

Cash flows from investing activities
Additions to property and equipment	—	(11,894)	(291,946)	—	(303,840)

Net cash used in investing activities	—	(11,894)	(291,946)	—	(303,840)

Cash flows from financing activities
Repayments of long-term debt	(658,978)	—	(200,444)	—	(859,422)
Proceeds from long-term debt	647,322	—	153,296	—	800,618
Other, primarily deferred financing fees	(3,061)	—	(46,315)	—	(49,376)

Net cash used in financing activities	(14,717)	—	(93,463)	—	(108,180)

Net increase (decrease) in cash and cash equivalents	—	329	(13,755)	—	(13,426)
Cash and cash equivalents at beginning of year	—	7,133	51,793	—	58,926

Cash and cash equivalents at end of year	$—	$7,462	$38,038	$—	$45,500

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$126,859	$607	$123,923	$(124,530)	$126,859
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,405	55,939	143,705	—	211,049
Gain on derivatives	(2,338)	—	—	—	(2,338)
Share-based compensation expense	—	—	1,211	—	1,211
Equity in earnings of subsidiaries	(124,530)	—	—	124,530	—
Changes in operating assets and liabilities:
Accounts receivable, net	1,314	(1,449)	(145)	—	(280)
Inventories	—	133	(3,604)	—	(3,471)
Prepaid expenses and other assets	(3,840)	(751)	327	—	(4,264)
Accounts payable	—	(390)	16,318	—	15,928
Accrued expenses and other liabilities	171,860	(18,980)	(168,756)	—	(15,876)
Advance ticket sales	—	—	28,172	—	28,172

Net cash provided by operating activities	180,730	35,109	141,151	—	356,990

Cash flows from investing activities
Additions to property and equipment	—	(35,809)	(148,988)	—	(184,797)

Net cash used in investing activities	—	(35,809)	(148,988)	—	(184,797)

Cash flows from financing activities
Repayments of long-term debt	(363,000)	—	(76,959)	—	(439,959)
Proceeds from long-term debt	184,000	—	89,375	—	273,375
Other	(1,730)	—	—	—	(1,730)

Net cash provided by (used in) financing activities	(180,730)	—	12,416	—	(168,314)

Net increase (decrease) in cash and cash equivalents	—	(700)	4,579	—	3,879
Cash and cash equivalents at beginning of year	—	7,833	47,214	—	55,047

Cash and cash equivalents at end of year	$—	$7,133	$51,793	$—	$58,926

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$22,986	$—	$56,483	$(56,483)	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	10,768	56,027	125,118	—	191,913
Loss on derivatives	603	—	—	—	603
Write-off of deferred financing fees	1,751	—	4,659	—	6,410
Share-based compensation expense	—	—	2,520	—	2,520
Equity in earnings of subsidiaries	(56,483)	—	—	56,483	—
Changes in operating assets and liabilities:
Accounts receivable, net	(25)	779	(765)	—	(11)
Inventories	—	1,109	(5,007)	—	(3,898)
Prepaid expenses and other assets	(3,849)	5,108	127,734	—	128,993
Accounts payable	—	(4,944)	40,967	—	36,023
Accrued expenses and other liabilities	118,779	(37,745)	(74,898)	—	6,136
Advance ticket sales	—	—	38,748	—	38,748

Net cash provided by operating activities	94,530	20,334	315,559	—	430,423

Cash flows from investing activities
Additions to property and equipment	—	(22,404)	(955,062)	—	(977,466)

Net cash used in investing activities	—	(22,404)	(955,062)	—	(977,466)

Cash flows from financing activities
Repayments of long-term debt	(774,526)	—	(181,254)	—	(955,780)
Proceeds from long-term debt	689,000	—	912,659	—	1,601,659
Other, primarily deferred financing fees	(9,007)	—	(84,934)	—	(93,941)

Net cash provided by (used in) financing activities	(94,533)	—	646,471	—	551,938

Net increase (decrease) in cash and cash equivalents	—	(2,070)	6,965	—	4,895
Cash and cash equivalents at beginning of year	—	9,903	40,249	—	50,152

Cash and cash equivalents at end of year	$—	$7,833	$47,214	$—	$55,047